GOING CONCERN	9 Months Ended	12 Months Ended
	Apr. 30, 2019	Jul. 31, 2018
Going Concern [Abstract]
GOING CONCERN

NOTE 3. GOING CONCERN

The accompanying unaudited consolidated condensed financial statements have been prepared assuming that the Company will continue as a going concern. The Company, through April 30, 2019, has not yet generated net income for any fiscal year and has accumulated deficit and has incurred net losses. These conditions, among others, raise substantial doubt about the Company’s ability to continue as a going concern. The Company’s continuation as a going concern is dependent on its ability to meet its obligations, to obtain additional financing as may be required and ultimately to attain profitability. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company is partially dependent on advances from its principal shareholders or other affiliated parties for continued funding. There are no commitments or guarantees from any third party to provide such funding nor is there any guarantee that the Company will be able to access the funding it requires to continue its operations. The Company did enter into a subscription agreement whereby Toga Capital agreed to purchase up to 120 million shares of the Company’s common stock at a subscription price of $0.10 per share for an aggregate purchase price of Twelve Million USD ($12,000,000); however, the fulfilment of this funding is not guaranteed. The Company has also entered into a subscription agreement with Agel Enterprise International Sdn Bhd (“Agel”), whereby Agel agreed to purchase up to 107,675,242 shares of the Company’s common stock at a subscription price of $0.20 per share for an aggregate purchase price of $21,535,048; however, fulfilment is not guaranteed.

NOTE 3. GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company, through July 31, 2018, has not yet generated net income for any fiscal year and has accumulated deficit, has incurred net losses, has nominal assets and a stockholders’ deficit. These conditions, among others, raise substantial doubt about the Company’s ability to continue as a going concern. The Company’s continuation as a going concern is dependent on its ability to meet its obligations, to obtain additional financing as may be required and ultimately to attain profitability. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company is partially dependent on advances from its principal shareholders or other affiliated parties for continued funding. There are no commitments or guarantees from any third party to provide such funding nor is there any guarantee that the Company will be able to access the funding it requires to continue its operations. The Company did enter into a subscription agreement whereby Toga Capital agreed to purchase up to 1.2 billion shares of the Company’s common stock at a subscription price of USD$0.01 per share for an aggregate purchase price of Twelve Million USD ($12,000,000); however, the fulfilment of this funding is not guaranteed.